NOTE 12 - INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 18,915,611	$ 17,715,000
Increase in tax asset valuation allowance	278,733
Potential tax benefit arising from net operating loss carryforward	$ 295,364
Operating loss carry forward expiration date	Dec. 31, 2037
Statutory rate	34.00%
Income tax rate effective 2019	21.00%